Note 6 - Long Term Debt	9 Months Ended
Jul. 31, 2014
Notes
Note 6 - Long Term Debt

NOTE 6 – Long Term Debt

Convertible Promissory Note—On January 12, 2012 the Company entered into a convertible promissory note bearing interest at 10%, due January 11, 2014 which was extended to November 1, 2014.  The note is collateralized by a first priority deed of trust on approximately 4,600 acres of oil and gas leasehold interests in the Garcia Field together with the existing wells and equipment in the field. The terms provide for an initial draw of $150,000 with the potential for two subsequent draws of $100,000 each. The Company has drawn $250,000 on the facility and the balance at July 31, 2014 is $248,895. The lender has the right to convert the principal to a 10% working interest in the collateral as well as a 10% interest in all wells owned by the Company in the Garcia Field in which the lender does not have the 20% modified net profits interest described in note 4. In the event the principal is less than $350,000, the conversion shall be reduced proportionately.  The Company has the right to prepay the note without penalties or fees after giving the lender ten days’ notice of its intent. If lender does elect to convert within 10 days after receiving said notice, the conversion rights terminate.  The Company recorded a discount to the debt of $136,599 and recognized accretion of the discount in the amounts of $19,516 and $52,654 for the nine months ended July 31, 2014 and 2013 respectively and $0 and $19,467 for the three months ended July 31, 2014 and 2013 respectively. The Company reviewed the conversion feature for beneficial conversion features and embedded derivatives, and determined that neither applied.

Convertible Promissory Note—On May 18, 2012 the Company borrowed $70,000 bearing interest at 10%, due May 31, 2014. The note was paid in full in June 2014.

Installment Loan—the Company entered into an installment loan on July 4, 2013 bearing interest of 5.39%. The loan is payable in monthly installments of $464 over 48 months commencing August 4, 2013.  The loan is collateralized by a vehicle.

The following summarizes the notes payable at:

	July 31, 2014	October 31, 2013

Convertible promissory note	$248,895	$248,895
Debt Discount, net of amortization	--	(19,516)
Convertible promissory note	--	70,000
Installment loan	15,144	18,457
	264,039	317,836
Current portion long term debt (Current portion of long term debt)	(4,864)	(4,692)
Current portion promissory notes (Notes payable)	(248,895)	(299,379)
Long term debt	$10,280	$13,765